Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,051,141)	$ (720,502)	$ (975,975)	$ (2,135,139)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	82,241	74,391	99,744	153,547
Impairment of goodwill			0	662,967
Forfeiture of deposit for failed acquisition			0	50,000
Common stock issued in exchange for services			112,500	0
Stock based compensation	141,816	50,000	50,773	22,715
Changes in operating assets and liabilities, net of effects of purchase of subsidiaries
Trade accounts receivable, net	61,564	(66,985)	(30,952)	(22,420)
Accounts receivable - related party	4,506	0	0	30,228
Prepaid expenses	7,736	(26,723)	(32,364)	(16,136)
Accounts payable - trade	14,798	4,203	24,585	(55,474)
Accounts payable - related party			0	(2,300)
Accrued expenses	(100,193)	27,377	18,898	(12,230)
Deferred revenue	(95,601)	30,148	62,862	32,739
Pre-merger payables	0	(18,845)	(75,382)	0
Net cash used in operating activities	(934,274)	(646,936)	(745,311)	(1,291,503)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash from the sale of investment	0	10,000	10,000	0
Cash paid on purchase of property and equipment	(41,786)	(4,109)	(4,043)	(65)
Cash acquired upon acquisition of subsidiaries			0	57,025
Payments for purchase of investment			0	(10,000)
Purchases of trademarks	(14,206)	(50)	(7,493)	(2,419)
Net cash (used in) provided by investing activities	(55,992)	5,841	(1,536)	44,541
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings on line of credit			42,377	24,391
Borrowings on note payable	740,000	100,000	450,000	26,086
Payments on note payable	(133,644)	(60,989)	(96,804)	(6,354)
Payments on line of credit	0	(1,251)	(62,109)	(900)
Proceeds from the sale of common stock	100,000	625,000	725,000	535,000
Net cash provided by financing activities	706,356	662,760	1,058,464	578,223
TOTAL INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(283,910)	21,665	311,617	(668,739)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	444,420	132,803	132,803	801,542
CASH AND CASH EQUIVALENTS AT END OF YEAR	160,510	154,468	444,420	132,803
Supplemental disclosures of cash flow information:
Interest	49,797	40,637	48,586	5,921
Taxes	0	0	0	0
Common stock issued upon acquisition of:
Tax Coach Software, LLC (Note 9)			0	1,904,620
Net assets (liabilities) assumed for purchase of:
Tax Coach Software, LLC (Note 9)			0	809,918
Payables owed by Pacific Oil Company			0	(99,056)
Equity in escrow to offset payables owed by legacy Pacific Oil Company			0	99,056
Settlement of payables owed by legacy Pacific Oil Company Stockholders	$ 0	$ 61,365	$ 23,674	$ 0